Schedule of investment in life insurance policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Investments, All Other Investments [Abstract]
Balance	$ 438,389	£ 319,498	£ 512,292
Proceeds from termination of life insurance policy, net			(166,368)
Fair value gain on life insurance policy	18,083	13,179	10,559
Insurance expense			(44,536)
Exchange gain (loss)	(36,303)	(26,458)	7,551
Cash surrender value	420,169	306,219	319,498	£ 512,292
Less: allowance for expected credit losses